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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                          Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through December 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                    RESEARCH
                                      FUND

                                     Annual
                                     Report

                                    12/31/06

[LOGO]PIONEER
      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                   2
Portfolio Management Discussion                                         4
Portfolio Summary                                                       8
Prices and Distributions                                                9
Performance Update                                                     10
Comparing Ongoing Fund Expenses                                        14
Schedule of Investments                                                16
Financial Statements                                                   25
Notes to Financial Statements                                          33
Report of Independent Registered Public Accounting Firm                42
Factors Considered by the Independent Trustees in Approving
the Management Contract                                                43
Trustees, Officers and Service Providers                               49

                                                                      Chairman's

Dear Shareowner:
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with estimated full-year growth of GDP of 3.3%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of the year. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to raise rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year, and fell sharply towards year end. Likewise, they benefited from core inflation (which excludes energy and food items) that has eased modestly in the second half of the year, but remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.50% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006, although the pace of expansion slowed in the second half of the year. Business investment was the major driver of expansion as increasing capacity utilisation and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% thus

Letter

far. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock index was very strong in early 2006, declined to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified; take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/John F. Cogan Jr.

John F. Cogan Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06
--------------------------------------------------------------------------------

In the following interview, John Peckham, CFA, Head of U.S. Equity Research and member of the Pioneer Research Fund team, discusses the factors that influenced performance during the 12 months ended December 31, 2006.

Q: How would you characterize the performance of the U.S. stock market during 2006?

A: U.S. equities delivered hearty gains during 2006, as a powerful combination of abundant global liquidity, strong corporate earnings, and steady economic growth whetted investors' appetite for risk. The Fund's benchmark
     - the S&P 500 Index - delivered a total return of 15.78% for the calendar year. The bulk of this gain came in the second half, when falling oil prices and the growing prospect of a "soft landing" for the U.S. economy fueled a robust rally in stock prices. Making the run-up all the more impressive was the market's ability repeatedly to overcome potential obstacles such as rising energy costs, geopolitical issues, a weak housing market, and uncertainties regarding the direction of the U.S. Federal Reserve's interest-rate policy.

Q:   How did the Fund perform in relation to its benchmark and peer group?

A: Although Class A shares of the Fund produced a total return of 15.11% at net asset value, slightly below the S&P 500 Index, the Fund outpaced the 13.53% average return of the 814 funds in the Lipper Large-Cap Core category. The Fund's long-term results relative to the peer group remain very positive: it has finished in the top 13% of its peers for the three-year period, and in the top third for the five-year interval.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What factors helped performance during the reporting period?

A: To review, we manage the portfolio with an emphasis on individual stock picking, and we do not strive to predict the outlook for the economy, the market, or individual sectors. We therefore keep the portfolio's sector weightings as close to the S&P 500 as possible, meaning that the Fund's performance is almost entirely the result of our stock selection.

     With that as background, our strongest stock selection was in the energy sector. Here, we benefited from our emphasis on the larger, integrated oil companies - such as Marathon Oil, Chevron, Conoco Phillips, and Occidental Petroleum - over the exploration and production group. Weatherford International, an equipment and services company, also performed well for the Fund.

     Our stock picks in the industrials sector also added value. Deere gained substantial ground as a strong farm cycle provided farmers with the cash to purchase tractors and other equipment, while Terex, a heavy equipment maker, was boosted by the robust health of the non-residential construction, metals and mining, and road building industries. Also contributing to returns was our purchase of KBR, the engineering and construction company that was spun out of the oil services giant Halliburton during the fourth quarter.

     The Fund's third-best performing sector was technology. We generated outperformance in the software and services subsector, where Macrovision - a maker of encryption software for DVDs and CDs - surged on investors' growing enthusiasm for the company's new product lines. After beginning 2006 at $16.73, the stock climbed to $28.26 by year-end. Also in software, Oracle outperformed behind the better-than-expected performance of its core business and reflect signs that it is beginning to reap the benefits of its recent acquisitions. Another outperformer of note was Freescale Semiconductor, which was taken over by a private equity consortium at a 30% premium to its market price. Rounding out the list of top contributors in technology were Qualcomm, a provider of chipsets for mobile phones, and Cisco Systems, which benefited from its effective development of new products outside of its core networking business and strength in the corporate IT market.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06                           (continued)
--------------------------------------------------------------------------------

     Fund performance also benefited from the strong returns of certain individual holdings outside of these three sectors. Shares of Comcast were awarded a higher valuation by investors on signs that consumers' rapid adoption of the company's "triple play" offering of voice, cable, and internet services is translating into rising free cash flow. Another significant contributor was Merrill Lynch, which benefited from an exceptionally positive backdrop of capital markets strength, surging merger and acquisition activity, and a busy calendar of initial public offerings.

Q:   What elements of your positioning detracted from performance in 2006?

A: Telecommunications services was the sector in which our stock picks generated the largest degree of underperformance. The Fund's position in Sprint Nextel performed poorly due to slowing subscriber growth and the problems in integrating the two companies following their 2005 merger. In addition, performance was hurt by our lack of a position in AT&T, which now makes up half of the sector's benchmark weighting following its merger with BellSouth. Our non-ownership of AT&T was based on our view that the company is not as well-positioned to expand beyond its basic landline offering as its competitors. The stock was the strongest in the telecom sector, however, and so our positioning resulted in a shortfall versus the benchmark.

     Also in the realm of stocks that the Fund did not own, our decision to avoid Exxon Mobil - a large benchmark component that delivered an outstanding return despite what we saw as its rich valuation - offset some of our strong performers within the energy sector.

     The Fund gained a positive absolute return from the materials sector, but lagged the benchmark due to two disappointing stock picks - Dow Chemical and Alcoa - and our lack of exposure to the steel industry, which performed strongly in 2006. We were cautious on steel stocks due to our concerns about the sustainability of pricing and the outlook for global demand. We continued to hold Dow and Alcoa in the Fund on the belief that their valuations are attractive and their outlooks are improving.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The only other sector in which we underperformed was financials. While the Fund's holdings gained a respectable 18% for the year, we trailed the approximately 20% return of the financial stocks in the S&P 500. Given that the sector is heavily represented in the benchmark with a weighting of 22%, this divergence - while small - nonetheless had an impact on the Fund's relative performance.

Q:   Do you have any closing thoughts for shareholders?

A: We think the strong recent performance of the U.S. market masks the fact that a number of uncertainties remain in the picture, most notably the future direction of the economy and how that will impact Federal Reserve policy. While the foundation for continued gains is in place given the backdrop of moderate economic growth and low inflation, we believe investors need to be prepared that the year ahead could bring a higher level of volatility than we witnessed during the relative calm of 2006. We think the result will be a stock picker's market - i.e., one in which companies with strong fundamentals will be rewarded - and we believe our disciplined bottom-up approach will prove well-suited to this environment.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                           96.8%
Temporary Cash Investment                     1.5%
Depositary Receipts for International Stocks  1.1%
International Common Stocks                   0.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                                   22.5%
Information Technology                       15.6%
Health Care                                  11.8%
Industrials                                  10.4%
Consumer Discretionary                       10.2%
Energy                                       10.0%
Consumer Staples                              9.7%
Utilities                                     3.5%
Telecommunication Services                    3.4%
Materials                                     2.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Chevron Corp.                            3.75%
 2. ConocoPhillips                           3.29
 3. Citigroup, Inc.                          3.19
 4. Merrill Lynch & Co., Inc.                2.86
 5. Verizon Communications, Inc.             2.58
 6. Cisco Systems, Inc.                      2.46
 7. Microsoft Corp.                          2.46
 8. American Express Co.                     2.31
 9. Procter & Gamble Co.                     2.09
10. USX-Marathon Group, Inc.                 2.09

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Research Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class    12/31/06      12/31/05
-----    --------      --------
  A       $11.23        $9.80
  B       $10.73        $9.42
  C       $10.80        $9.47
  Y       $11.31        $9.87

Distributions Per Share
--------------------------------------------------------------------------------

                       1/1/06 - 12/31/06
                       -----------------
            Net
         Investment      Short-Term       Long-Term
Class      Income      Capital Gains    Capital Gains
-----    ----------    -------------    -------------
    A     $0.0513        $      -         $      -
    B     $0.0126        $      -         $      -
    C     $     -        $      -         $      -
    Y     $0.0696        $      -         $      -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                              CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2006)

                         Net Asset        Public Offering
Period                  Value (NAV)         Price (POP)
Life-of-Class
(11/18/99)                   1.87%        1.02%
5 Year                       5.79         4.53
1 Year                      15.11         8.47
---------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                           Gross               Net
                           1.81%              1.25%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                         Pioneer         Standard & Poor's
                      Research Fund         500 Index
11/99                    $ 9,425             $10,000
                         $10,067             $10,588
12/00                    $ 9,532             $ 9,624
                         $ 8,216             $ 8,481
12/02                    $ 6,355             $ 6,608
                         $ 7,920             $ 8,502
12/04                    $ 8,821             $ 9,426
                         $ 9,456             $ 9,889
12/06                    $10,885             $11,449

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2006)

                            If            If
Period                     Held        Redeemed
Life-of-Class
(11/18/99)                 1.02%         1.02%
5 Year                     4.93          4.93
1 Year                    14.04         10.04
-------------------------------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                          Gross          Net
                          2.69%         2.15%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                         Pioneer         Standard & Poor's
                      Research Fund         500 Index
11/99                    $10,000             $10,000
                         $10,669             $10,588
12/00                    $10,303             $ 9,624
                         $ 8,570             $ 8,481
12/02                    $ 6,592             $ 6,608
                         $ 8,144             $ 8,502
12/04                    $ 9,000             $ 9,426
                         $ 9,558             $ 9,889
12/06                    $10,900             $11,449

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/07 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2006)

                            If            If
Period                     Held        Redeemed
Life-of-Class
(11/19/99)                  1.10%         1.10%
5 Year                      4.97          4.97
1 Year                     14.04         14.04
------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                          Gross          Net
                           2.62%         2.15%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                         Pioneer         Standard & Poor's
                      Research Fund         500 Index
11/99                    $10,000             $10,000
                         $10,668             $10,588
12/00                    $10,030             $ 9,624
                         $ 8,583             $ 8,481
12/02                    $ 6,609             $ 6,608
                         $ 8,168             $ 8,502
12/04                    $ 9,033             $ 9,426
                         $ 9,590             $ 9,889
12/06                    $10,937             $11,449

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/07 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                              CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

              Average Annual Total Returns
               (As of December 31, 2006)

                            If            If
Period                     Held        Redeemed
Life-of-Class
(8/11/04)                   1.92%         1.92%
5 Years                     5.87          5.87
1 Year                     15.29         15.29
--------------------------------         -----
Expense Ratio
(As of May 1, 2006)
                          Gross          Net
                           1.18%         1.18%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                         Pioneer         Standard & Poor's
                      Research Fund         500 Index
11/99                    $10,000             $10,000
                         $10,678             $10,588
12/00                    $10,111             $ 9,624
                         $ 8,715             $ 8,481
12/02                    $ 6,741             $ 6,608
                         $ 8,401             $ 8,502
12/04                    $ 9,364             $ 9,426
                         $10,053             $ 9,889
12/06                    $11,590             $11,449

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class A shares are used as a proxy from November 18, 1999 to August 11, 2004. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on actual returns from July 1, 2006 through December 31, 2006.

Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 7/1/06
Ending Account Value            $1,104.91    $1,099.50    $1,099.71    $1,106.96
On 12/31/06
Expenses Paid During Period*    $    6.63    $   11.38    $   11.38    $    4.99

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15%, and 0.94% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2006 through December 31, 2006.

Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
ValueOn 7/1/06
Ending Account Value            $1,018.90    $1,014.37    $1,014.37    $1,020.47
On 12/31/06
Expenses Paid During Period*    $    6.36    $   10.92    $   10.92    $    4.79

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15%, and 0.94% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06
--------------------------------------------------------------------------------

   Shares                                                             Value
             COMMON STOCK - 97.9%
             Energy - 9.8%
             Integrated Oil & Gas - 9.0%
   89,422    Chevron Corp.                                     $  6,575,200
   80,020    ConocoPhillips                                       5,757,439
   39,590    USX-Marathon Group, Inc.                             3,662,075
                                                               ------------
                                                               $ 15,994,714
                                                               ------------
             Oil & Gas Equipment & Services - 0.8%
   34,941    Weatherford International, Inc.*                  $  1,460,184
                                                               ------------
             Total Energy                                      $ 17,454,898
                                                               ------------
             Materials - 2.8%
             Aluminum - 0.4%
   26,032    Alcoa, Inc.                                       $    781,220
                                                               ------------
             Diversified Chemical - 1.2%
    7,584    Ashland, Inc.                                     $    524,661
   23,919    Dow Chemical Co.                                       955,325
    9,301    PPG Industries, Inc.                                   597,217
                                                               ------------
                                                               $  2,077,203
                                                               ------------
             Diversified Metals & Mining - 0.3%
    9,911    Freeport-McMoRan Copper & Gold, Inc. (Class B)    $    552,340
                                                               ------------
             Paper Products - 0.3%
   18,385    MeadWestvaco Corp.                                $    552,653
                                                               ------------
             Specialty Chemicals - 0.3%
    9,629    International Flavor & Fragrances, Inc. (b)       $    473,362
                                                               ------------
             Steel - 0.3%
   11,641    Nucor Corp.                                       $    636,297
                                                               ------------
             Total Materials                                   $  5,073,075
                                                               ------------
             Capital Goods - 8.5%
             Aerospace & Defense - 1.5%
   23,951    Northrop Grumman Corp.                            $  1,621,483
   18,427    United Technologies Corp.                            1,152,056
                                                               ------------
                                                               $  2,773,539
                                                               ------------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
             Construction & Farm Machinery & Heavy Trucks - 2.5%
   30,403    Deere & Co.                                            $  2,890,413
   23,205    Terex Corp.*                                              1,498,579
                                                                    ------------
                                                                    $  4,388,992
                                                                    ------------
             Electrical Component & Equipment - 0.8%
   31,654    Thomas & Betts Corp.*                                  $  1,496,601
                                                                    ------------
             Industrial Conglomerates - 3.7%
   36,790    3M Co.                                                 $  2,867,045
   31,708    Cardiome Pharma Corp.*                                      353,544
  112,455    Tyco International, Ltd.                                  3,418,632
                                                                    ------------
                                                                    $  6,639,221
                                                                    ------------
             Total Capital Goods                                    $ 15,298,353
                                                                    ------------
             Transportation - 1.7%
             Air Freight & Couriers - 0.9%
   21,293    United Parcel Service                                  $  1,596,549
                                                                    ------------
             Railroads - 0.8%
   12,826    Norfolk Southern Corp.                                 $    645,020
    7,911    Union Pacific Corp.                                         727,970
                                                                    ------------
                                                                    $  1,372,990
                                                                    ------------
             Total Transportation                                   $  2,969,539
                                                                    ------------
             Consumer Durables & Apparel - 1.2%
             Apparel, Accessories & Luxury Goods - 0.4%
    7,958    Coach, Inc.*                                           $    341,876
    4,398    VF Corp.                                                    360,988
                                                                    ------------
                                                                    $    702,864
                                                                    ------------
             Footwear - 0.2%
    4,404    Nike, Inc.                                             $    436,128
                                                                    ------------
             Homebuilding - 0.2%
    6,052    Lennar Corp.*                                          $    317,488
                                                                    ------------
             Household Appliances - 0.2%
    4,017    Whirlpool Corp.*                                       $    333,491
                                                                    ------------
             Housewares & Specialties - 0.2%
    4,228    Fortune Brands, Inc.                                   $    361,029
                                                                    ------------
             Total Consumer Durables & Apparel                      $  2,151,000
                                                                    ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                     Value
             Consumer Services - 1.7%
             Hotels, Resorts & Cruise Lines - 0.7%
   13,989    Carnival Corp.                            $    686,160
   13,371    Marriott International, Inc.                   638,064
                                                       ------------
                                                       $  1,324,224
                                                       ------------
             Restaurants - 1.0%
   26,970    McDonald's Corp.                          $  1,195,580
   10,210    Yum! Brands, Inc.                              600,348
                                                       ------------
                                                       $  1,795,928
                                                       ------------
             Total Consumer Services                   $  3,120,152
                                                       ------------
             Media - 3.9%
             Broadcasting & Cable Television - 1.3%
   55,569    Comcast Corp.*                            $  2,352,236
                                                       ------------
             Movies & Entertainment - 2.0%
   78,411    The Walt Disney Co.                       $  2,687,145
   22,809    Viacom, Inc. (Class B)*                        935,853
                                                       ------------
                                                       $  3,622,998
                                                       ------------
             Publishing - 0.6%
        -    Idearc, Inc.*                             $         10
   15,159    McGraw-Hill Co., Inc.                        1,031,115
                                                       ------------
                                                       $  1,031,125
                                                       ------------
             Total Media                               $  7,006,359
                                                       ------------
             Retailing - 3.1%
             Apparel Retail - 0.3%
    6,948    Abercrombie & Fitch Co.                   $    483,789
                                                       ------------
             Department Stores - 1.8%
   33,018    Federated Department Stores, Inc.         $  1,258,976
   26,594    J.C. Penney Co., Inc.                        2,057,312
                                                       ------------
                                                       $  3,316,288
                                                       ------------
             General Merchandise Stores - 1.0%
   30,984    Target Corp.                              $  1,767,637
                                                       ------------
             Total Retailing                           $  5,567,714
                                                       ------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
             Food & Drug Retailing - 2.5%
             Drug Retail - 2.5%
   57,971    CVS Corp.                                      $  1,791,884
   57,663    Walgreen Co.                                      2,646,155
                                                            ------------
                                                            $  4,438,039
                                                            ------------
             Total Food & Drug Retailing                    $  4,438,039
                                                            ------------
             Food, Beverage & Tobacco - 5.0%
             Brewers - 0.4%
   15,142    Anheuser-Busch Co., Inc.                       $    744,986
                                                            ------------
             Packaged Foods & Meats - 0.5%
    5,397    Campbell Soup Co.                              $    209,889
   11,021    General Mills, Inc.                                 634,810
                                                            ------------
                                                            $    844,699
                                                            ------------
             Soft Drinks - 1.0%
   27,521    PepsiCo, Inc.                                  $  1,721,439
                                                            ------------
             Tobacco - 3.1%
   41,154    Altria Group, Inc.                             $  3,531,836
   24,102    Loews Corp Carolina Group*                        1,559,881
    8,732    UST, Inc.                                           508,202
                                                            ------------
                                                            $  5,599,919
                                                            ------------
             Total Food, Beverage & Tobacco                 $  8,911,043
                                                            ------------
             Household & Personal Products - 2.0%
             Household Products - 2.0%
   56,991    Procter & Gamble Co.                           $  3,662,812
                                                            ------------
             Total Household & Personal Products            $  3,662,812
                                                            ------------
             Health Care Equipment & Services - 3.9%
             Health Care Equipment - 0.7%
   27,316    Edwards Lifesciences Group*                    $  1,284,945
                                                            ------------
             Health Care Services - 2.3%
   13,270    Caremark Rx, Inc.                              $    757,850
    8,115    Fresenius Medical Care AG                         1,081,366
   14,481    Laboratory Corporation of America Holdings*       1,063,919
   23,113    Medco Health Solutions, Inc.*                     1,235,159
                                                            ------------
                                                            $  4,138,294
                                                            ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                            Value
             Health Care Technology - 0.5%
   30,293    IMS Health, Inc.                                 $    832,452
                                                              ------------
             Managed Health Care - 0.4%
   13,331    Coventry Health Care, Inc.*                      $    667,217
                                                              ------------
             Total Health Care Equipment & Services           $  6,922,908
                                                              ------------
             Pharmaceuticals & Biotechnology - 7.8%
             Biotechnology - 1.1%
   37,532    Cubist Pharmaceuticals, Inc.*(b)                 $    679,705
   32,297    Vertex Pharmaceuticals, Inc.*                       1,208,554
                                                              ------------
                                                              $  1,888,259
                                                              ------------
             Life Sciences Tools & Services - 0.3%
    8,204    Advanced Magnetics, Inc.*                        $    489,943
                                                              ------------
             Pharmaceuticals - 6.4%
  128,675    Bristol-Myers Squibb Co.                         $  3,386,726
   29,791    Eli Lilly & Co.                                     1,552,111
   72,130    Merck & Co., Inc.                                   3,144,868
  103,311    Schering-Plough Corp.                               2,442,272
   30,740    Teva Pharmaceutical Industries, Ltd. (A.D.R.)         955,399
                                                              ------------
                                                              $ 11,481,376
                                                              ------------
             Total Pharmaceuticals & Biotechnology            $ 13,859,578
                                                              ------------
             Banks - 6.1%
             Diversified Banks - 2.1%
   36,996    U.S. Bancorp                                     $  1,338,885
   42,364    Wachovia Corp.                                      2,412,630
                                                              ------------
                                                              $  3,751,515
                                                              ------------
             Regional Banks - 2.4%
   18,185    National City Corp.                              $    664,844
   24,143    PNC Bank Corp.                                      1,787,548
   10,241    SunTrust Banks, Inc.                                  864,852
   11,646    Zions Bancorporation                                  960,096
                                                              ------------
                                                              $  4,277,340
                                                              ------------

20 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                      Value
             Thrifts & Mortgage Finance - 1.6%
   17,051    Freddie Mac                                $  1,157,763
  128,358    Hudson City Bancorp, Inc.                     1,781,609
                                                        ------------
                                                        $  2,939,372
                                                        ------------
             Total Banks                                $ 10,968,227
                                                        ------------
             Diversified Financials - 10.9%
             Asset Management & Custody Banks - 2.7%
   69,849    Federated Investors, Inc.                  $  2,359,499
   22,342    Franklin Resources, Inc.                      2,461,418
                                                        ------------
                                                        $  4,820,917
                                                        ------------
             Consumer Finance - 2.3%
   66,821    American Express Co.                       $  4,054,030
                                                        ------------
             Investment Banking & Brokerage - 2.8%
   53,784    Merrill Lynch & Co., Inc.                  $  5,007,290
                                                        ------------
             Diversified Financial Services - 3.1%
  100,270    Citigroup, Inc.                            $  5,585,039
                                                        ------------
             Total Diversified Financials               $ 19,467,276
                                                        ------------
             Insurance - 5.0%
             Life & Health Insurance - 0.6%
   18,537    MetLife, Inc.                              $  1,093,868
                                                        ------------
             Multi-Line Insurance - 2.6%
   44,530    American International Group, Inc.         $  3,191,020
   14,814    Hartford Financial Services Group, Inc.       1,382,294
                                                        ------------
                                                        $  4,573,314
                                                        ------------
             Property & Casualty Insurance - 1.8%
   17,599    Allstate Corp.                             $  1,145,871
   12,333    Exel, Ltd.                                      888,223
   22,572    The St. Paul Travelers Companies, Inc.        1,211,891
                                                        ------------
                                                        $  3,245,985
                                                        ------------
             Total Insurance                            $  8,913,167
                                                        ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                     Value
             Software & Services - 5.7%
             Application Software - 0.4%
   27,656    Citrix Systems, Inc.*                     $    748,095
                                                       ------------
             Internet Software & Services - 0.6%
   44,123    Yahoo!, Inc.*                             $  1,126,901
                                                       ------------
             IT Consulting & Other Services - 0.3%
   12,651    Accenture, Ltd.                           $    467,201
                                                       ------------
             Systems Software - 4.4%
   43,043    Macrovision Corp.*                        $  1,216,395
  144,183    Microsoft Corp.                              4,305,304
   82,487    Oracle Corp.*                                1,413,827
   43,682    Symantec Corp.*(b)                             910,770
                                                       ------------
                                                       $  7,846,296
                                                       ------------
             Total Software & Services                 $ 10,188,493
                                                       ------------
             Technology Hardware & Equipment - 7.2%
             Communications Equipment - 4.4%
  157,649    Cisco Systems, Inc.*                      $  4,308,547
  140,297    Corning, Inc.*                               2,624,957
   38,646    KBR, Inc.*(b)                                1,010,979
                                                       ------------
                                                       $  7,944,483
                                                       ------------
             Computer Hardware - 2.8%
   31,866    Apple Computer, Inc.*                     $  2,703,511
   69,140    Palm, Inc.*(b)                                 974,183
  248,845    Sun Microsystems, Inc.*                      1,348,740
                                                       ------------
                                                       $  5,026,434
                                                       ------------
             Total Technology Hardware & Equipment     $ 12,970,917
                                                       ------------
             Semiconductors - 2.3%
             Semiconductors - 2.3%
   81,830    Advanced Micro Devices, Inc.*             $  1,665,241
   34,939    National Semiconductor Corp.                   793,115
   57,672    Texas Instruments, Inc.                      1,660,954
                                                       ------------
                                                       $  4,119,310
                                                       ------------
             Total Semiconductors                      $  4,119,310
                                                       ------------

22 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                           Value
             Telecommunication Services - 3.4%
             Integrated Telecommunication Services - 2.5%
  121,432    Verizon Communications, Inc.                    $  4,522,128
                                                             ------------
             Wireless Telecommunication Services - 0.9%
   82,849    Sprint Nextel Corp.                             $  1,565,018
                                                             ------------
             Total Telecommunication Services                $  6,087,146
                                                             ------------
             Utilities - 3.4%
             Electric Utilities - 0.6%
   18,150    Firstenergy Corp.                               $  1,094,445
                                                             ------------
             Gas Utilities - 0.8%
   16,572    Questar Corp.                                   $  1,376,305
                                                             ------------
             Indep Power Producer & Energy Traders - 0.8%
   26,186    NRG Energy, Inc.*                               $  1,466,678
                                                             ------------
             Multi-Utilities - 1.2%
   32,764    Public Service Enterprise Group, Inc.           $  2,174,874
                                                             ------------
             Total Utilities                                 $  6,112,302
                                                             ------------
             TOTAL COMMON STOCKS
             (Cost $161,471,025)                             $175,262,308
                                                             ------------
             TEMPORARY CASH INVESTMENTS - 1.5%
             Security Lending Collateral - 1.5%
2,694,619    Securities Lending Investment Fund, 5.26%       $  2,694,619
                                                             ------------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $2,694,619)                               $  2,694,619
                                                             ------------
             TOTAL INVESTMENT IN SECURITIES - 99.4%
             (Cost $164,165,644) (a)                         $177,956,927
                                                             ------------
             OTHER ASSETS AND LIABILITIES - 0.6%             $    989,200
                                                             ------------
             TOTAL NET ASSETS - 100.0%                       $178,946,127
                                                             ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                   (continued)
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At December 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $165,544,116 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                         $14,703,203
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                          (2,290,392)
                                                                                  -----------
         Net unrealized gain                                                      $12,412,811
                                                                                  ===========

(b)      At December 31, 2006, the following securities were out on loan:

         Shares    Security                                                           Value
         24,803    Cubist Pharmaceuticals, Inc.                                   $   449,182
          6,444    International Flavors & Fragrances                                 316,787
         20,790    KBR, Inc.                                                          543,866
         45,837    Palm, Inc.                                                         645,843
         30,821    Symantec Corp.                                                     642,618
                                                                                  -----------

                   Total                                                          $ 2,598,296
                                                                                  ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2006 aggregated $205,182,022 and $195,342,495, respectively.

24 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $2,598,296) (cost $164,165,644)                                 $177,956,927
  Cash                                                                 2,564,170
  Receivables -
    Fund shares sold                                                   1,205,496
    Dividends, interest and foreign taxes withheld                       210,574
    Other                                                                  6,443
                                                                    ------------
     Total assets                                                   $181,943,610
                                                                    ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                         $    170,250
    Upon return of securities loaned                                   2,694,619
  Due to affiliates                                                       16,950
  Accrued expenses                                                       115,664
                                                                    ------------
     Total liabilities                                              $  2,997,483
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $146,256,664
  Undistributed net investment income                                     41,992
  Accumulated net realized gain on investments and foreign
    currency transactions                                             18,856,176
  Net unrealized gain on investments                                  13,791,283
  Net unrealized gain on other assets and liabilities
    denominated in foreign currencies                                         12
                                                                    ------------
     Total net assets                                               $178,946,127
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $19,167,628/1,706,750 shares)                   $      11.23
                                                                    ============
  Class B (based on $16,778,830/1,563,451 shares)                   $      10.73
                                                                    ============
  Class C (based on $2,716,436/251,493 shares)                      $      10.80
                                                                    ============
  Class Y (based on $140,283,233/12,399,979 shares)                 $      11.31
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($11.23 [divided by] 94.25%)                              $      11.92
                                                                    ============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $3,206)               $  2,063,248
  Interest                                                               112,252
  Income from securities loaned, net                                       8,422
                                                                    ------------
     Total investment income                                                        $  2,183,922
                                                                                    ------------
EXPENSES:
  Management fees                                                   $    789,398
  Transfer agent fees and expenses
    Class A                                                               26,423
    Class B                                                               18,491
    Class C                                                                7,365
    Class Y                                                                  467
  Distribution fees
    Class A                                                               21,126
    Class B                                                               72,889
    Class C                                                               27,527
  Administrative reimbursements                                           24,571
  Custodian fees                                                          38,663
  Registration fees                                                       83,614
  Professional fees                                                       49,171
  Printing expense                                                        24,015
  Fees and expenses of nonaffiliated trustees                              4,754
  Miscellaneous                                                            6,286
                                                                    ------------
     Total expenses                                                                 $  1,194,760
     Less management fees waived and expenses
       reimbursed by Pioneer Investment
       Management, Inc.                                                                  (20,478)
     Less fees paid indirectly                                                            (1,014)
                                                                                    ------------
     Net expenses                                                                   $  1,173,268
                                                                                    ------------
       Net investment income                                                        $  1,010,654
                                                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                                     $ 23,052,370
     Forward foreign currency contracts and liabilities
       denominated in foreign currencies                                  (4,713)   $ 23,047,657
                                                                    ------------    ------------
  Change in net unrealized gain on:
    Investments                                                     $ (6,852,932)
    Forward foreign currency contracts and other
     assets and liabilities denominated in foreign
     currencies                                                               12    $ (6,852,920)
                                                                    ------------    ------------
  Net gain on investments and futures contracts                                     $ 16,194,737
                                                                                    ------------
  Net increase in net assets resulting from operations                              $ 17,205,391
                                                                                    ============

26 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/06 and 12/31/05, respectively

                                                                     Year Ended      Year Ended
                                                                      12/31/06        12/31/05
FROM OPERATIONS:
Net investment income                                               $  1,010,654    $    126,274
Net realized gain on investments and foreign
  currency transactions                                               23,047,657       2,308,059
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                                   (6,852,920)      1,095,287
                                                                    ------------    ------------
    Net increase in net assets resulting
     from operations                                                $ 17,205,391    $  3,529,620
                                                                    ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.05 and $0.03 per share, respectively)               $    (87,470)   $    (23,180)
    Class B ($0.01 and $0.00 per share, respectively)                    (19,698)              -
    Class Y ($0.07 and $0.02 per share, respectively)                   (855,524)        (99,287)
                                                                    ------------    ------------
     Total distributions to shareowners                             $   (962,692)   $   (122,467)
                                                                    ------------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $ 56,109,067    $ 54,833,483
Shares issued in reorganization                                       76,936,238               -
Reinvestment of distributions                                            825,047         118,371
Cost of shares repurchased                                           (45,413,939)     (5,126,177)
                                                                    ------------    ------------
    Net increase in net assets resulting from
     Fund share transactions                                        $ 88,456,413    $ 49,825,677
                                                                    ------------    ------------
    Net increase in net assets                                      $104,699,112    $ 53,232,830
NET ASSETS:
Beginning of year                                                     74,247,015      21,014,185
                                                                    ------------    -----------
End of year                                                         $178,946,127    $ 74,247,015
                                                                    ============    ============
Undistributed (distributions in excess of) net
  investment income                                                 $     41,992    $     (1,202)
                                                                    ============    ============

The accompanying notes are an integral part of these financial statements.   27

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '06 Shares    '06 Amount     '05 Shares    '05 Amount
CLASS A
Shares sold                           160,062    $ 1,725,277       108,209    $ 1,011,308
Shares issued in reorganization     1,256,040     13,791,307             -              -
Reinvestment of distributions           6,824         77,131         1,970         19,606
Less shares repurchased              (484,182)    (5,306,624)     (225,160)    (2,112,178)
                                   ----------    -----------     ---------    -----------
    Net increase (decrease)           938,744    $10,287,091      (114,981)   $(1,081,264)
                                   ==========    ===========     =========    ===========
CLASS B
Shares sold                            79,164    $   781,237        23,388    $   211,334
Shares issued in reorganization     1,064,712     11,147,530             -              -
Reinvestment of distributions           1,474         15,915             -              -
Less shares repurchased              (181,099)    (1,829,030)     (210,174)    (1,879,166)
                                   ----------    -----------     ---------    -----------
    Net increase (decrease)           964,251    $10,115,652      (186,786)   $(1,667,832)
                                   ==========    ===========     =========    ===========
CLASS C
Shares sold                            15,168    $   153,521        37,911    $   338,253
Shares issued in reorganization         5,989         63,060             -              -
Reinvestment of distributions               -              -             -              -
Less shares repurchased               (86,870)      (865,696)     (121,239)    (1,092,771)
                                   ----------    -----------     ---------    -----------
    Net decrease                      (65,713)   $  (649,115)      (83,328)   $  (754,518)
                                   ==========    ===========     =========    ===========
CLASS Y
Shares sold                         5,051,327    $53,449,032     5,622,099    $53,272,588
Shares issued in reorganization     4,691,449     51,934,341             -              -
Reinvestment of distributions          64,323        732,001         9,857         98,765
Less shares repurchased            (3,292,266)   (37,412,589)       (4,500)       (42,062)
                                   ----------    -----------     ---------    -----------
    Net increase                    6,514,833    $68,702,785     5,627,456    $53,329,291
                                   ==========    ===========     =========    ===========

28 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                                                                 12/31/06     12/31/05      12/31/04     12/31/03 (a)   12/31/02
CLASS A
Net asset value, beginning of period                             $  9.80      $  9.17       $  8.30      $  6.66        $  8.61
                                                                 -------      -------       -------      -------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.04      $  0.04       $  0.07      $  0.02        $ (0.02)
 Net realized and unrealized gain (loss) on investments             1.44         0.62          0.87         1.62          (1.93)
                                                                 -------      -------       -------      -------        -------
  Net increase (decrease) from investment operations             $  1.48      $  0.66       $  0.94      $  1.64        $ (1.95)
Distributions to shareowners:
 Net investment income                                             (0.05)       (0.03)        (0.07)           -              -
                                                                 -------      -------       -------      -------        -------
Net increase (decrease) in net asset value                       $  1.43      $  0.63       $  0.87      $  1.64        $ (1.95)
                                                                 -------      -------       -------      -------        -------
Net asset value, end of period                                   $ 11.23      $  9.80       $  9.17      $  8.30        $  6.66
                                                                 =======      =======       =======      =======        -------
Total return*                                                      15.11%        7.20%        11.38%       24.62%        (22.65)%
Ratio of net expenses to average net assets+                        1.26%        1.25%         1.16%        1.40%          1.75%
Ratio of net investment income (loss) to average net assets+        0.79%        0.44%         0.79%        0.21%         (0.28)%
Portfolio turnover rate                                              184%          89%          106%          74%             6%
Net assets, end of period (in thousands)                         $19,168      $ 7,526       $ 8,096      $ 8,244        $ 6,680
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.43%        1.81%         2.20%        1.96%          2.08%
 Net investment income (loss)                                       0.62%       (0.12)%       (0.25)%      (0.35)%        (0.61)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.25%        1.25%         1.16%        1.40%          1.75%
 Net investment income (loss)                                       0.80%        0.44%         0.79%        0.21%         (0.28)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 29

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended  Year Ended   Year Ended   Year Ended    Year Ended
                                                             12/31/06    12/31/05     12/31/04    12/31/03 (a)   12/31/02
CLASS B
Net asset value, beginning of period                         $  9.42     $  8.87      $  8.03     $  6.50        $  8.45
                                                             -------     -------      -------     -------        -------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.01)    $ (0.05)     $ (0.00)(b) $ (0.04)       $ (0.07)
 Net realized and unrealized gain (loss) on investments         1.33        0.60         0.84        1.57          (1.88)
                                                             -------     -------      -------     -------        -------
  Net increase (decrease) from investment operations         $  1.32     $  0.55      $  0.84     $  1.53        $ (1.95)
Distributions to shareowners:
 Net investment income                                         (0.01)          -        (0.00)(b)       -              -
                                                             -------     -------      -------     -------        -------
Net increase (decrease) in net asset value                   $  1.31     $  0.55      $  0.84     $  1.53        $ (1.95)
                                                             -------     -------      -------     -------        -------
Net asset value, end of period                               $ 10.73     $  9.42      $  8.87     $  8.03        $  6.50
                                                             =======     =======      =======     =======        =======
Total return*                                                  14.04%       6.20%        10.51%      23.54%       (23.08)%
Ratio of net expenses to average net assets+                    2.15%       2.15%        1.95%       2.20%          2.45%
Ratio of net investment loss to average net assets+            (0.11)%     (0.46)%       0.00%(b)   (0.59)%        (0.97)%
Portfolio turnover rate                                          184%         89%         106%         74%             6%
Net assets, end of period (in thousands)                     $16,779     $ 5,647      $ 6,972     $ 7,532        $ 6,613
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                   2.18%       2.69%        2.98%       2.76%          2.78%
 Net investment loss                                           (0.14)%     (1.00)%      (1.03)%     (1.15)%        (1.30)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                   2.15%       2.15%        1.95%       2.20%          2.45%
 Net investment loss                                           (0.11)%     (0.46)%       0.00%(b)   (0.59)%        (0.97)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

30 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                               12/31/06      12/31/05      12/31/04     12/31/03 (a)   12/31/02
CLASS C
Net asset value, beginning of period                           $  9.47       $  8.92       $   8.07     $  6.53        $  8.48
                                                               -------       -------       --------     -------        -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.03)      $ (0.05)      $  (0.00)(b) $ (0.04)       $ (0.07)
 Net realized and unrealized gain (loss) on investments           1.36          0.60           0.85        1.58          (1.88)
                                                               -------       -------       --------     -------        -------
  Net increase (decrease) from investment operations           $  1.33       $  0.55       $   0.85     $  1.54        $ (1.95)
Distributions to shareowners:
 Net investment income                                               -             -          (0.00)(b)       -              -
                                                               -------       -------       --------     -------        -------
Net increase (decrease) in net asset value                     $  1.33       $  0.55       $   0.85     $  1.54        $ (1.95)
                                                               -------       -------       --------     -------        -------
Net asset value, end of period                                 $ 10.80       $  9.47       $   8.92     $  8.07        $  6.53
                                                               =======       =======       ========     =======        =======
Total return*                                                    14.04%         6.17%         10.60%      23.58%        (23.00)%
Ratio of net expenses to average net assets+                      2.16%         2.15%          1.92%       2.14%          2.35%
Ratio of net investment loss to average net assets+              (0.28)%       (0.46)%         0.00%(b)   (0.53)%        (0.88)%
Portfolio turnover rate                                            184%           89%           106%         74%             6%
Net assets, end of period (in thousands)                       $ 2,716       $ 3,005       $  3,572     $ 3,989        $ 3,768
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.23%         2.62%          2.94%       2.70%          2.69%
 Net investment loss                                             (0.35)%       (0.93)%        (1.02%)     (1.09%)        (1.22%)
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.15%         2.15%          1.92%       2.14%          2.35%
 Net investment loss                                             (0.27)%       (0.46)%         0.00%(b)   (0.53)%        (0.88%)

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 31

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              8/11/04 (a)
                                                   Year Ended   Year Ended        to
                                                    12/31/06     12/31/05      12/31/04
CLASS Y
Net asset value, beginning of period                $   9.87     $  9.21       $   8.01
                                                    --------     -------       --------
Increase from investment operations:
  Net investment income                             $   0.08     $  0.03       $   0.03
  Net realized and unrealized gain on
   investments                                          1.43        0.65           1.21
                                                    --------     -------       --------
   Net increase from investment operations          $   1.51     $  0.68       $   1.24
Distributions to shareowners:
  Net investment income                                (0.07)      (0.02)         (0.04)
                                                    --------     -------       --------
Net increase in net asset value                     $   1.44     $  0.66       $   1.20
                                                    --------     -------       --------
Net asset value, end of period                      $  11.31     $  9.87       $   9.21
                                                    ========     =======       ========
Total return*                                          15.29%       7.35%         15.51%(b)
Ratio of net expenses to average net assets+            0.94%       1.12%          1.01%**
Ratio of net investment income to average
  net assets+                                           1.06%       0.76%          2.14%**
Portfolio turnover rate                                  184%         89%           106%
Net assets, end of period (in thousands)            $140,283     $58,070       $  2,374
Ratios with no waiver of management fees by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                          0.94%       1.18%          2.28%**
  Net investment income                                 1.06%       0.69%          0.86%**
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          0.94%       1.12%          1.01%**
  Net investment income                                 1.06%       0.75%          2.14%**

(a)  Class Y was first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b)  Not Annualized.

32 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Shares of Class A, Class B, Class C and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                             (continued)
--------------------------------------------------------------------------------

     trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     At December 31, 2006, the Fund had no outstanding portfolio or settlement hedges.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has reclassified $4,768 to decrease undistributed net investment income and $4,768 to increase accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                             (continued)
--------------------------------------------------------------------------------

     The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                          2006            2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                         $962,692        $122,467
                                                        --------        --------
  Total                                                 $962,692        $122,467
                                                        ========        ========
--------------------------------------------------------------------------------

     The following shows the components of accumulated losses on a federal income tax basis at December 31, 2006.

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                        $    41,992
Undistributed long-term gain                                          20,234,648
Unrealized appreciation                                               12,412,823
                                                                     -----------
  Total                                                              $32,689,463
                                                                     ===========
--------------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $1,619 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2006.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                             (continued)
--------------------------------------------------------------------------------

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion. Effective November 10, 2006, the management fee is calculated at an annual rate of 0.65% of the Fund's average daily net assets. For the year ended December 31, 2006, the net management fee was equivalent to 0.71%.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the fund to the extent necessary to limit the Fund's expenses to 1.25%, 2.15%, and 2.15%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These limitations are in effect through May, 1, 2009 for Class A shares and through May 1, 2008 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limit agreement beyond such periods.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2006, $9,922 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $5,052 in transfer agent fees payable to PIMSS at December 31, 2006.

4.   Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (except Class Y shares) (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,976 in distribution fees payable to PFD at December 31, 2006.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2006, CDSCs in the amount of $6,088 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2006, the Fund's expenses were reduced by $1,014 under such arrangements.

6.   Merger Information

On October 17, 2006, beneficial owners of Pioneer Focused Equity Fund approved an Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 10, 2006 ("Closing Date"), by exchanging all of Pioneer Focused Equity Fund's net assets in Class A, Class B, Class C and Class Y for Pioneer Research Fund's shares, based on Pioneer Research Fund's Class A, Class B, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of the Closing Date:

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                            Pioneer                Pioneer                 Pioneer
                         Research Fund       Focused Equity Fund        Research Fund
                     (Pre-Reorganization)   (Pre-Reorganization)    (Post-Reorganization)
-----------------------------------------------------------------------------------------
Net Assets
 Class A                    $  8,282,596             $13,791,307             $ 22,073,903
 Class B                    $  5,736,389             $11,147,530             $ 16,883,919
 Class C                    $  2,594,304             $    63,060             $  2,657,364
 Class Y                    $105,333,903             $51,934,341             $157,268,244
Total Net Assets            $121,947,192             $76,936,238             $198,883,430
Shares
 Outstanding
 Class A                         763,509                 922,570                2,019,549
 Class B                         547,869                 777,597                1,612,580
 Class C                         246,481                   4,413                  252,470
 Class Y                       9,513,042               3,458,661               14,204,490
Shares Issued
 in Reorganization
 Class A                                                                        1,256,040
 Class B                                                                        1,064,712
 Class C                                                                            5,989
 Class Y                                                                        4,691,449
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                  Unrealized                 Accumulated
                                               Appreciation On                 Loss On
                                                 Closing Date                Closing Date
-----------------------------------------------------------------------------------------
Pioneer Focused Equity Fund                      $17,506,763                  $(24,979)
                                                 ===========                  =========
-----------------------------------------------------------------------------------------

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Research Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Research Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Research Fund (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Research Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst + Young LLP

Boston, Massachusetts
February 21, 2007

Pioneer Research Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the

Pioneer Research Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fee, reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the first quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, the second quintile of the peer group for the three years ended June 30, 2006, and the third quintile for the five years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded, focusing on three-year total returns, that the performance of the Fund was good.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

Pioneer Research Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 (after giving effect to the expense limitation) to be in the first quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Research Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Research Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. West) serves as a Trustee of each of the 86 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as Trustee of 37 of the 86 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Research Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held    Length of Service        Principal Occupation During          Other Directorships Held
Name and Age               With the Fund     and Term of Office       Past Five Years                      by this Trustee
John F. Cogan, Jr. (80)*   Chairman of the   Trustee since 1999.      Deputy Chairman and a Director of    Director of ICI Mutual
                           Board, Trustee    Serves until a           Pioneer Global Asset Management      Insurance Company
                           and President     successor trustee        S.p.A. ("PGAM"); Non-Executive
                                             is elected or earlier    Chairman and a Director of Pioneer
                                             retirement or removal.   Investment Management USA Inc.
                                                                      ("PIM-USA"); Chairman and a
                                                                      Director of Pioneer; Chairman and
                                                                      Director of Pioneer Institutional
                                                                      Asset Management, Inc. (since
                                                                      2006); Director of Pioneer
                                                                      Alternative Investment Management
                                                                      Limited (Dublin); President and a
                                                                      Director of Pioneer Alternative
                                                                      Investment Management (Bermuda)
                                                                      Limited and affiliated funds;
                                                                      Director of Nano-C, Inc. (since
                                                                      2003); Director of Cole Investment
                                                                      Corporation (since 2004); Director
                                                                      of Fiduciary Counseling, Inc.;
                                                                      President and Director of Pioneer
                                                                      Funds Distributor, Inc. ("PFD")
                                                                      (until May 2006); President of all
                                                                      of the Pioneer Funds; and Of
                                                                      Counsel, Wilmer Cutler Pickering
                                                                      Hale and Dorr LLP (counsel to
                                                                      PIM-USA and the Pioneer Funds)

* Mr. Cogan and Mr. Hood are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        Positions Held          Length of Service     Principal Occupation During          Other Directorships Held
Name and Age            With the Fund           and Term of Office    Past Five Years                      by this Trustee
Osbert M. Hood (54)*+   Trustee and Executive   Since 2003. Serves    President and Chief Executive        Trustee of certain
                        Vice President          at the discretion     Officer, PIM-USA since May 2003      Pioneer Funds
                                                of the Board          (Director since January 2001;
                                                                      Executive Vice President and Chief
                                                                      Operating Officer from November
                                                                      2000 - May 2003); Director of PGAM
                                                                      since June 2003; President and
                                                                      Director of Pioneer since May 2003;
                                                                      President and Director of Pioneer
                                                                      Institutional Asset Management,
                                                                      Inc. since February 2006; Chairman
                                                                      and Director of Pioneer Investment
                                                                      Management Shareholder Services,
                                                                      Inc. ("PIMSS") since May 2003;
                                                                      Director of PFD since May 2006;
                                                                      Director of Oak Ridge Investments,
                                                                      LLC (a registered investment
                                                                      adviser in which PIM USA owns a
                                                                      minority interest) since January
                                                                      2005; Director of Vanderbilt
                                                                      Capital Advisors, LLC (an
                                                                      institutional investment adviser
                                                                      wholly-owned by PIM USA) since June
                                                                      2006; and Executive Vice President
                                                                      of all of the Pioneer Funds since
                                                                      June 2003

+Mr. Hood resigned as Trustee and EVP effective January 9, 2007.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                             Positions Held  Length of Service        Principal Occupation During          Other Directorships Held
Name, Age and Address        With the Fund   and Term of Office       Past Five Years                      by this Trustee
David R. Bock (63)           Trustee         Trustee since 2005.      Senior Vice President and Chief      Director of The
3050 K Street NW,                            Serves until a           Financial Officer, I-trax, Inc.      Enterprise Social
Washington, DC 20007                         successor trustee        (publicly traded health care         Investment Company
                                             is elected or earlier    services company) (2001 - present);  (privately-held
                                             retirement or removal.   Managing Partner, Federal City       affordable housing
                                                                      Capital Advisors (boutique merchant  finance company); and
                                                                      bank) (2002 to 2004); and Executive  Director of New York
                                                                      Vice President and Chief Financial   Mortgage Trust (publicly
                                                                      Officer, Pedestal Inc.               traded mortgage REIT)
                                                                      (internet-based mortgage trading
                                                                      company) (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)            Trustee         Trustee since 1999.      President, Bush International        Director of Brady
3509 Woodbine Street                         Serves until a           (international financial advisory    Corporation (industrial
Chevy Chase, MD 20815                        successor trustee        firm)                                identification and
                                             is elected or earlier                                         specialty coated material
                                             retirement or removal.                                        products manufacturer);
                                                                                                           Director of Briggs &
                                                                                                           Stratton Co. (engine
                                                                                                           manufacturer); Director
                                                                                                           of Mortgage Guaranty
                                                                                                           Insurance Corporation;
                                                                                                           and Director of UAL
                                                                                                           Corporation (airline
                                                                                                           holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)    Trustee         Trustee since 1999.      Founding Director, The Winthrop      None
1001 Sherbrooke Street West,                 Serves until a           Group, Inc. (consulting firm); and
Montreal, Quebec, Canada                     successor trustee        Desautels Faculty of Management,
H3A1G5                                       is elected or earlier    McGill University
                                             retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Positions Held  Length of Service        Principal Occupation During          Other Directorships Held
Name, Age and Address        With the Fund   and Term of Office       Past Five Years                      by this Trustee
Thomas J. Perna (56)         Trustee         Trustee since 2006.      Private investor (2004 - present);   Director of Quadriserv
89 Robbins Avenue,                           Serves until a           and Senior Executive Vice            Inc. (technology products
Berkeley Heights, NJ 07922                   successor trustee        President, The Bank of New York      for securities lending
                                             is elected or earlier    (financial and securities services)  industry)
                                             retirement or removal.   (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)     Trustee         Trustee since 1999.      President and Chief Executive        Director of New America
200 State Street, 12th Floor,                Serves until a           Officer, Newbury, Piret & Company,   High Income Fund, Inc.
Boston, MA 02109                             successor trustee        Inc. (investment banking firm)       (closed-end investment
                                             is elected or earlier                                         company)
                                             retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)         Trustee         Trustee since 1999.      Senior Counsel, Sullivan & Cromwell  Director, The Swiss
125 Broad Street,                            Serves until a           (law firm)                           Helvetia Fund, Inc.
New York, NY 10004                           successor trustee                                             (closed-end investment
                                             is elected or earlier                                         company)
                                             retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)           Trustee         Trustee since 1999.      President, John Winthrop & Co.,      None
One North Adgers Wharf,                      Serves until a           Inc. (private investment firm)
Charleston, SC 29401                         successor trustee
                                             is elected or earlier
                                             retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held       Length of Service      Principal Occupation During          Other Directorships
Name and Age                With the Fund        and Term of Office     Past Five Years                      Held by this Officer
Dorothy E. Bourassa (58)    Secretary            Since 2000. Serves     Secretary of PIM-USA; Senior Vice    None
                                                 at the discretion of   President - Legal of Pioneer;
                                                 the Board              Secretary/Clerk of most of
                                                                        PIM-USA's subsidiaries; and
                                                                        Secretary of all of the Pioneer
                                                                        Funds since September 2003
                                                                        (Assistant Secretary from November
                                                                        2000 to September 2003)
---------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)  Assistant Secretary  Since 2003. Serves     Vice President and Senior Counsel    None
                                                 at the discretion of   of Pioneer since July 2002; Vice
                                                 the Board              President and Senior Counsel of
                                                                        BISYS Fund Services, Inc. (April
                                                                        2001 to June 2002); Senior Vice
                                                                        President and Deputy General
                                                                        Counsel of Funds Distributor, Inc.
                                                                        (July 2000 to April 2001), and
                                                                        Assistant Secretary of all of the
                                                                        Pioneer Funds since September 2003
---------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)  Assistant Secretary  Since 2006. Serves     Partner, Wilmer Cutler Pickering     None
                                                 at the discretion of   Hale and Dorr LLP; and Assistant
                                                 the Board              Secretary of all of the Pioneer
                                                                        Funds since July 2006.
---------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)           Treasurer            Since 2000. Serves     Vice President - Fund Accounting,    None
                                                 at the discretion of   Administration and Controllership
                                                 the Board              Services of Pioneer; and Treasurer
                                                                        of all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)        Assistant Treasurer  Since 2004. Serves     Deputy Treasurer of Pioneer since    None
                                                 at the discretion of   2004; Treasurer and Senior Vice
                                                 the Board              President, CDC IXIS Asset
                                                                        Management Services from 2002 to
                                                                        2003; Assistant Treasurer and Vice
                                                                        President, MFS Investment
                                                                        Management from 1997 to 2002; and
                                                                        Assistant Treasurer of all of the
                                                                        Pioneer Funds since November 2004
---------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)       Assistant Treasurer  Since 2000. Serves     Assistant Vice President - Fund      None
                                                 at the discretion of   Accounting, Administration and
                                                 the Board              Controllership Services of Pioneer;
                                                                        and Assistant Treasurer of all of
                                                                        the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Positions Held       Length of Service      Principal Occupation During          Other Directorships
Name and Age                With the Fund        and Term of Office     Past Five Years                      Held by this Officer
Gary Sullivan (48)          Assistant Treasurer  Since 2002. Serves     Fund Accounting Manager - Fund       None
                                                 at the discretion of   Accounting, Administration and
                                                 the Board              Controllership Services of Pioneer;
                                                                        and Assistant Treasurer of all of
                                                                        the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33) Assistant Treasurer  Since 2003. Serves     Fund Administration Manager - Fund   None
                                                 at the discretion of   Accounting, Administration and
                                                 the Board              Controllership Services since June
                                                                        2003; Assistant Vice President -
                                                                        Mutual Fund Operations of State
                                                                        Street Corporation from June 2002
                                                                        to June 2003 (formerly Deutsche
                                                                        Bank Asset Management); Pioneer
                                                                        Fund Accounting, Administration and
                                                                        Controllership Services (Fund
                                                                        Accounting Manager from August 1999
                                                                        to May 2002); and Assistant
                                                                        Treasurer of all of the Pioneer
                                                                        Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)     Chief Compliance     Since 2006. Serves     Chief Compliance Officer of Pioneer  None
                            Officer              at the discretion of   and all of the Pioneer Funds since
                                                 the Board              March 2006; Vice President and
                                                                        Senior Counsel of Pioneer since
                                                                        September 2004; and Senior Vice
                                                                        President and Counsel, State Street
                                                                        Research & Management Company
                                                                        (February 1998 to September 2004)
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address            ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non routine filings of its Form N-1A, totaled approximately $27,610 in 2006 and $23,805 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2006 and 2005.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,515 in 2006 and $6,800 in 2005.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.